Earnings per share (Tables)	3 Months Ended
Jan. 31, 2022
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Summary of Earnings Per Share

$ millions, except number of shares and per share amounts, for the three months ended	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31
Basic earnings per share

Net income attributable to equity shareholders	$1,864	$1,436	$1,621
Less: Preferred share dividends and distributions on other equity instruments	41	47	30
Net income attributable to common shareholders	$1,823	$1,389	$1,591
Weighted-average common shares outstanding (thousands)	450,935	450,469	447,281
Basic earnings per share	$4.04	$3.08	$3.56
Diluted earnings per share
Net income attributable to common shareholders	$1,823	$1,389	$1,591
Weighted-average common shares outstanding (thousands)	450,935	450,469	447,281
Add: Stock options potentially exercisable (1) (thousands)	1,420	1,389	502
Add: Equity-settled consideration (thousands)	161	170	146
Weighted-average diluted common shares outstanding (thousands)	452,516	452,028	447,929
Diluted earnings per share	$4.03	$3.07	$3.55
(1)
Excludes average options outstanding
, to the extent that the options’ exercise prices were less than the average market price of
 CIBC’s common shares, which was
nil (October 31, 2021: nil; January 31, 2021:
3,840,348)
with a weighted-average exercise price of nil (October 31, 2021: nil; January 31, 2021: $112.71) for the quarter ended January 31, 202
2.